Equity (Tables)	9 Months Ended
Sep. 30, 2014
Equity
Schedule of reconciliation of beginning and ending carrying amounts of consolidated and combined equity

	Common Stock	Capital in Excess of Par Value	SPG Equity	Retained Earnings	Total Stockholders' Equity	Noncontrolling Interests	Total Equity
Balance, December 31, 2013	$—	$—	$1,565,169	$—	$1,565,169	$319,356	$1,884,525
Issuance of shares in connection with separation	16	711,265	(711,281)	—	—	—	—
Issuance of limited partner units	—	—	—	—	—	22,464	22,464
Noncontrolling interest in property (see Note 4)	—	—	—	—	—	1,032	1,032
Equity-based compensation	—	—	—	—	—	1,266	1,266
Adjustments to noncontrolling interests	—	10,875	—	—	10,875	(10,875)	—
Distributions to SPG, net(1)	—	—	(878,209)	—	(878,209)	(181,978)	(1,060,187)
Distributions on common shares/units ($0.25 per common share/unit)	—	—	—	(38,797)	(38,797)	(8,258)	(47,055)
Purchase of noncontrolling interest	—	—	—	—	—	(845)	(845)
Net income	—	—	24,321	112,073	136,394	28,210	164,604

Balance, September 30, 2014	$16	$722,140	$—	$73,276	$795,432	$170,372	$965,804

(1)
Amount includes approximately $1.0 billion of proceeds on new indebtedness retained by SPG L.P. as part of the separation (see Note 5).